Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Profit or (loss) for the period- attributable to ordinary equity holders of the parent	$ 121,310	$ 64,860	$ 49,509
Weighted average number of ordinary shares (in thousands of shares)	59,567	59,320	59,353
Basic EPS	$ 2.04	$ 1.09	$ 0.83
Dilutive effect of share based payments (in thousands of shares)	1,482	1,354	801
Weighted average number of diluted ordinary shares (in thousands of shares)	61,049	60,674	60,154
Diluted EPS	$ 1.99	$ 1.07	$ 0.82